Average Annual Total Returns (Vanguard Short-Term Federal Fund)	12 Months Ended
Jan. 31, 2011
Vanguard Short-Term Federal Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	3.24%
Five Years	4.94%
Ten Years	4.58%
Inception Date	Dec. 31, 1987
Vanguard Short-Term Federal Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	3.36%
Five Years	5.05%
Since Inception	4.55%
Inception Date	Feb. 12, 2001
Vanguard Short-Term Federal Fund - Investor Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	2.25%
Five Years	3.55%
Ten Years	3.13%
Vanguard Short-Term Federal Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	2.16%
Five Years	3.42%
Ten Years	3.06%
Vanguard Short-Term Federal Fund - Investor Shares | Barclays Capital U.S. 1-5 Year Government Bond Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	3.57%
Five Years	4.92%
Ten Years	4.59%
Vanguard Short-Term Federal Fund - Admiral Shares | Barclays Capital U.S. 1-5 Year Government Bond Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	3.57%
Five Years	4.92%
Since Inception	4.49%